Summary of Significant Accounting Policies (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory:
Finished goods	$ 18,739	$ 360,607
Work in progress	142,562	104,727
Total Inventory	$ 161,301	$ 465,334